Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details) - Ocean Ships [member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Disclosure of commitments and contingencies [line items]
Price	$ 1,287,770	$ 4,503,240
Ship XXI
Disclosure of commitments and contingencies [line items]
Price	$ 643,885
Delivery Date	2031
Ship XXII
Disclosure of commitments and contingencies [line items]
Price	$ 643,885
Delivery Date	2031